John Hancock
Multi-Asset Absolute Return Fund
(formerly known as John Hancock Global Absolute Return Strategies Fund)
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Shares	Value
Common stocks 74.3%		$467,664,036
(Cost $450,290,806)
Australia 0.3%		1,975,056
Ansell, Ltd.	11,011	209,394
Brickworks, Ltd.	6,154	76,815
Flight Centre Travel Group, Ltd.	24,840	729,718
JB Hi-Fi, Ltd.	33,713	861,560
Sonic Healthcare, Ltd.	4,954	97,569
Brazil 0.2%		1,341,175
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	77,752	1,052,762
Cielo SA	153,000	288,413
Canada 3.5%		22,136,733
Allied Properties Real Estate Investment Trust	10,300	419,007
Atco, Ltd., Class I	9,500	333,953
Badger Daylighting, Ltd.	2,200	65,177
CAE, Inc.	5,600	140,436
Canadian Utilities, Ltd., Class A	14,300	417,025
Canadian Western Bank	24,800	627,955
Cominar Real Estate Investment Trust	25,600	261,034
Empire Company, Ltd., Class A	5,300	140,719
IGM Financial, Inc.	13,800	389,451
Laurentian Bank of Canada	10,700	368,013
Metro, Inc.	19,500	824,653
National Bank of Canada	60,000	3,098,626
Open Text Corp.	15,500	626,308
Power Corp. of Canada	38,200	884,015
Power Financial Corp.	30,500	713,234
Royal Bank of Canada	41,300	3,331,343
TC Energy Corp.	53,400	2,691,691
TELUS Corp.	54,700	1,945,710
The Bank of Nova Scotia	81,800	4,691,498
The North West Company, Inc.	7,800	166,885
China 3.0%		18,874,550
China Communications Construction Company, Ltd., H Shares	1,804,000	1,373,282
China Construction Bank Corp., H Shares	3,315,000	2,656,212
China Longyuan Power Group Corp., Ltd., H Shares	285,000	153,967
China Petroleum & Chemical Corp., H Shares	2,212,000	1,258,131
China Railway Construction Corp., Ltd., H Shares	1,209,000	1,322,389
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	222,880	403,182
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	138,679	580,288
China Telecom Corp., Ltd., H Shares	4,764,000	2,026,647
ENN Energy Holdings, Ltd.	61,900	706,189
Henan Shuanghui Investment & Development Company, Ltd., Class A	85,400	361,454
Hengan International Group Company, Ltd.	163,000	1,138,066
Industrial & Commercial Bank of China, Ltd., H Shares	5,279,000	3,781,840
Ping An Insurance Group Company of China, Ltd., H Shares	62,500	721,362
Shanghai International Port Group Company, Ltd., Class A	148,961	122,796
Sinopharm Group Company, Ltd., H Shares	534,400	1,913,820
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	253,374
Tong Ren Tang Technologies Company, Ltd., H Shares	102,000	101,551
Denmark 0.3%		2,136,036
Novo Nordisk A/S, B Shares	38,845	2,136,036
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France 3.3%		$20,637,725
Air Liquide SA	15,493	2,059,966
Christian Dior SE	356	175,849
CNP Assurances	9,123	181,085
Danone SA	56,712	4,698,095
IPSOS	8,592	258,919
Rubis SCA	12,400	719,047
Sanofi	53,494	4,931,458
Sopra Steria Group	1,669	229,106
Vinci SA	65,815	7,384,200
Germany 2.2%		13,747,614
Bayer AG	63,533	4,928,647
Bertrandt AG	1,851	92,451
Fraport AG Frankfurt Airport Services Worldwide	4,348	363,417
Fresenius Medical Care AG & Company KGaA	10,207	736,738
Fresenius SE & Company KGaA	24,089	1,268,413
Henkel AG & Company KGaA	7,269	699,408
Muenchener Rueckversicherungs-Gesellschaft AG	8,804	2,446,101
Siemens AG	23,643	2,728,403
Software AG	15,216	484,036
Hong Kong 1.4%		8,961,295
China Everbright International, Ltd.	317,000	239,591
China Metal Recycling Holdings, Ltd. (B)(C)	1,799,400	0
China Mobile, Ltd.	351,500	2,856,535
China Overseas Land & Investment, Ltd.	582,000	1,836,497
China Resources Land, Ltd.	240,000	1,020,691
CK Infrastructure Holdings, Ltd.	113,000	813,230
Power Assets Holdings, Ltd.	47,000	335,399
Techtronic Industries Company, Ltd.	190,500	1,488,760
Yue Yuen Industrial Holdings, Ltd.	131,500	370,592
India 0.3%		2,090,934
Axis Bank, Ltd., GDR	22,337	1,158,345
Infosys, Ltd., ADR	97,246	932,589
Indonesia 0.4%		2,366,815
Astra International Tbk PT	422,300	208,870
Bank Rakyat Indonesia Persero Tbk PT	3,142,800	941,694
Telekomunikasi Indonesia Persero Tbk PT	4,167,800	1,216,251
Ireland 2.1%		12,935,093
Accenture PLC, Class A	25,503	4,728,766
Glanbia PLC	20,989	234,085
Medtronic PLC	73,207	7,972,242
Israel 1.4%		8,629,828
Check Point Software Technologies, Ltd. (C)	76,771	8,629,828
Italy 0.4%		2,389,853
Hera SpA	172,435	738,661
Snam SpA	321,625	1,651,192
Japan 4.2%		26,662,562
ABC-Mart, Inc.	9,200	630,802
Aeon Delight Company, Ltd.	4,900	170,644
Aica Kogyo Company, Ltd.	4,800	152,436
Air Water, Inc.	23,100	432,455
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Japan (continued)
BML, Inc.	4,800	$140,803
Cosmos Pharmaceutical Corp.	1,000	206,511
Daicel Corp.	36,700	328,078
Daiichikosho Company, Ltd.	3,200	152,119
Denka Company, Ltd.	16,100	464,625
Electric Power Development Company, Ltd.	24,600	597,299
Fuyo General Lease Company, Ltd.	2,700	175,983
Hankyu Hanshin Holdings, Inc.	18,600	744,316
Hitachi Transport System, Ltd.	4,500	128,082
Hoya Corp.	22,200	1,961,975
Itochu Techno-Solutions Corp.	16,000	430,893
Izumi Company, Ltd.	8,100	304,709
Kamigumi Company, Ltd.	6,100	137,928
KDDI Corp.	204,200	5,650,448
Keisei Electric Railway Company, Ltd.	22,100	903,569
Kuraray Company, Ltd.	34,700	412,837
Kureha Corp.	2,700	172,567
Maeda Road Construction Company, Ltd.	11,000	236,647
NEC Networks & System Integration Corp.	2,300	72,597
Nippon Express Company, Ltd.	6,800	387,978
Nippon Telegraph & Telephone Corp.	109,200	5,421,006
Nippon Television Holdings, Inc.	24,200	316,506
Otsuka Corp.	6,200	249,971
Sawai Pharmaceutical Company, Ltd.	9,200	519,127
Sekisui Chemical Company, Ltd.	19,600	341,741
Seven & i Holdings Company, Ltd.	56,400	2,130,809
Stanley Electric Company, Ltd.	15,600	431,703
Taikisha, Ltd.	5,300	171,446
Takeda Pharmaceutical Company, Ltd.	26,000	939,460
The Chugoku Electric Power Company, Inc.	10,500	139,879
Tokyo Century Corp.	9,700	447,905
Toshiba Plant Systems & Services Corp.	2,400	46,893
USS Company, Ltd.	6,600	127,830
Valor Holdings Company, Ltd.	12,000	204,748
Yaoko Company, Ltd.	3,800	177,237
Malaysia 0.3%		1,595,600
Tenaga Nasional BHD	481,800	1,595,600
Mexico 0.1%		867,182
Grupo Financiero Banorte SAB de CV, Series O	158,600	867,182
Netherlands 0.0%		200,572
Eurocommercial Properties NV	6,285	200,572
Peru 0.5%		3,133,332
Credicorp, Ltd.	14,639	3,133,332
Philippines 0.0%		223,910
PLDT, Inc.	10,405	223,910
Singapore 0.2%		1,335,845
Ascendas Real Estate Investment Trust	293,100	682,645
CapitaLand Mall Trust	46,800	87,322
ComfortDelGro Corp., Ltd.	335,100	565,878
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa 0.7%		$4,530,694
Absa Group, Ltd.	76,889	788,580
Aspen Pharmacare Holdings, Ltd. (C)	52,799	368,584
Netcare, Ltd.	248,424	281,313
Remgro, Ltd.	29,153	334,267
SA Corporate Real Estate, Ltd.	135,447	27,687
Sanlam, Ltd.	82,475	434,053
Shoprite Holdings, Ltd.	22,524	201,826
Standard Bank Group, Ltd.	90,456	1,038,457
The Foschini Group, Ltd.	59,210	682,860
Vodacom Group, Ltd.	42,703	373,067
South Korea 2.2%		13,545,294
E-MART, Inc.	3,133	299,683
Hyundai Department Store Company, Ltd.	2,456	155,933
Hyundai Glovis Company, Ltd.	6,453	835,870
Hyundai Mobis Company, Ltd.	9,314	1,899,439
KT&G Corp.	24,001	2,060,284
Samsung Electronics Company, Ltd.	102,407	4,426,015
Samsung Fire & Marine Insurance Company, Ltd.	1,480	275,315
SK Telecom Company, Ltd.	14,388	2,940,855
SK Telecom Company, Ltd., ADR	28,282	651,900
Spain 0.3%		2,120,326
Industria de Diseno Textil SA	64,589	2,012,646
Prosegur Cia de Seguridad SA	14,052	54,531
Viscofan SA	980	53,149
Sweden 0.1%		671,738
Castellum AB	11,146	227,776
Intrum AB	16,468	443,962
Switzerland 1.6%		10,246,728
Chubb, Ltd.	23,001	3,505,812
Helvetia Holding AG	2,572	361,282
Nestle SA	18,440	1,972,736
Roche Holding AG	14,643	4,406,898
Taiwan 0.8%		4,762,096
Delta Electronics, Inc.	107,000	469,782
Taiwan Semiconductor Manufacturing Company, Ltd.	438,000	4,292,314
Thailand 0.2%		1,346,888
Bangkok Bank PCL	233,800	1,346,888
Turkey 0.5%		3,122,105
Akbank T.A.S. (C)	731,070	883,254
Haci Omer Sabanci Holding AS	618,666	894,952
KOC Holding AS	129,143	423,304
Turk Telekomunikasyon AS (C)	165,442	168,035
Turkcell Iletisim Hizmetleri AS	342,258	752,560
United Arab Emirates 0.1%		262,254
First Abu Dhabi Bank PJSC	63,365	262,254
United Kingdom 3.3%		20,599,006
British American Tobacco PLC	122,845	4,296,624
Britvic PLC	52,230	667,491
Dunelm Group PLC	7,996	81,881
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Shares	Value
United Kingdom (continued)
Euromoney Institutional Investor PLC	7,447	$136,119
Greggs PLC	10,955	251,979
Halfords Group PLC	39,883	81,859
IG Group Holdings PLC	27,614	227,193
Imperial Brands PLC	106,760	2,341,837
Informa PLC	58,138	584,361
Meggitt PLC	93,943	760,126
Reckitt Benckiser Group PLC	64,728	5,008,771
Rightmove PLC	181,455	1,408,491
Spectris PLC	7,910	245,224
SSE PLC	114,384	1,902,904
WH Smith PLC	18,039	511,181
WPP PLC	167,711	2,092,965
United States 40.4%		254,215,197
3M Company	13,014	2,147,180
Alphabet, Inc., Class A (C)	6,270	7,892,676
American Financial Group, Inc.	5,587	581,271
Amgen, Inc.	34,517	7,360,750
Anthem, Inc.	17,296	4,654,008
Archer-Daniels-Midland Company	57,013	2,396,827
AT&T, Inc.	246,789	9,498,906
Automatic Data Processing, Inc.	31,371	5,089,317
AutoZone, Inc. (C)	2,819	3,226,007
Bristol-Myers Squibb Company	107,707	6,179,151
Cadence Design Systems, Inc. (C)	20,280	1,325,298
Cerner Corp.	13,665	917,195
Choice Hotels International, Inc.	2,092	185,100
Cigna Corp.	46,170	8,239,498
Cinemark Holdings, Inc.	4,643	169,934
Cisco Systems, Inc.	155,185	7,372,839
Citrix Systems, Inc.	48,429	5,271,981
Cognizant Technology Solutions Corp., Class A	131,774	8,030,308
Colgate-Palmolive Company	27,291	1,872,163
Comcast Corp., Class A	160,199	7,180,119
Crane Company	3,046	233,080
CVS Health Corp.	90,096	5,981,473
Deluxe Corp.	10,851	562,407
eBay, Inc.	156,236	5,507,319
Edwards Lifesciences Corp. (C)	8,637	2,058,888
EnerSys	6,783	453,511
Eversource Energy	22,933	1,920,409
Expeditors International of Washington, Inc.	43,389	3,164,794
Exxon Mobil Corp.	35,744	2,415,222
F5 Networks, Inc. (C)	19,490	2,808,119
Fastenal Company	64,197	2,307,240
FedEx Corp.	8,442	1,288,756
Forward Air Corp.	2,163	149,615
Henry Schein, Inc. (C)	31,048	1,943,139
Hibbett Sports, Inc. (C)	13,712	327,168
HNI Corp.	5,258	199,804
Hubbell, Inc.	4,214	597,124
IBM Corp.	37,761	5,049,779
ICF International, Inc.	2,270	194,516
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Insperity, Inc.	17,424	$1,840,497
Intuit, Inc.	7,848	2,020,860
John Wiley & Sons, Inc., Class A	6,062	279,276
Johnson & Johnson	74,982	9,900,623
Kellogg Company	27,262	1,731,955
Laboratory Corp. of America Holdings (C)	1,545	254,570
Mastercard, Inc., Class A	10,690	2,959,099
Matthews International Corp., Class A	8,744	323,353
McKesson Corp.	21,343	2,838,619
Merck & Company, Inc.	37,087	3,213,959
Meredith Corp.	1,878	70,801
Microsoft Corp.	20,991	3,009,480
Monmouth Real Estate Investment Corp.	10,830	163,316
Monster Beverage Corp. (C)	67,636	3,796,409
National Fuel Gas Company	4,970	225,191
NIKE, Inc., Class B	32,768	2,934,374
Oracle Corp.	153,245	8,350,320
Paychex, Inc.	31,633	2,645,784
PepsiCo, Inc.	14,251	1,954,810
Pfizer, Inc.	111,737	4,287,349
Philip Morris International, Inc.	25,152	2,048,379
PPG Industries, Inc.	16,698	2,089,254
Prosperity Bancshares, Inc.	6,512	449,458
Public Service Enterprise Group, Inc.	30,426	1,926,270
Regal Beloit Corp.	1,761	130,402
Reinsurance Group of America, Inc.	3,065	497,971
Ross Stores, Inc.	23,288	2,553,995
ScanSource, Inc. (C)	7,219	233,174
Signature Bank	7,959	941,709
Silgan Holdings, Inc.	20,921	643,739
Simon Property Group, Inc.	32,034	4,826,883
Sonoco Products Company	4,679	269,978
Starbucks Corp.	68,575	5,798,702
Target Corp.	43,354	4,634,976
Texas Instruments, Inc.	12,727	1,501,659
Texas Roadhouse, Inc.	38,868	2,196,042
The Coca-Cola Company	35,821	1,949,737
The Estee Lauder Companies, Inc., Class A	13,453	2,505,890
The GEO Group, Inc.	11,167	169,962
The Hanover Insurance Group, Inc.	4,832	636,423
The Hershey Company	12,639	1,856,290
The Procter & Gamble Company	15,806	1,968,005
The TJX Companies, Inc.	58,064	3,347,390
The Toro Company	39,057	3,012,466
USANA Health Sciences, Inc. (C)	3,276	242,784
Verizon Communications, Inc.	45,266	2,737,235
Visa, Inc., Class A	17,970	3,214,114
VMware, Inc., Class A	19,951	3,157,645
W.W. Grainger, Inc.	3,756	1,160,003
Walgreens Boots Alliance, Inc.	49,025	2,685,590
Walmart, Inc.	16,611	1,947,806
WEC Energy Group, Inc.	20,565	1,941,336
Wolverine World Wide, Inc.	15,317	454,609
Woodward, Inc.	1,181	125,965
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

	Shares	Value
United States (continued)
Xcel Energy, Inc.	30,134	$1,913,810
Xilinx, Inc.	53,110	4,819,201
Zimmer Biomet Holdings, Inc.	29,464	4,072,809

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.9%					$62,006,027
(Cost $62,231,509)
United States 9.9%					62,006,027
U.S. Treasury
Note	2.000	02-15-25		7,846,200	8,022,740
Note	2.000	11-15-26		7,806,300	8,013,045
Note	2.250	11-15-25		5,845,200	6,067,820
Note	2.250	02-15-27		7,161,000	7,477,650
Note	2.250	08-15-27		4,454,500	4,658,607
Note	2.375	05-15-29		7,767,900	8,236,705
Note	2.625	02-15-29		1,155,300	1,248,988
Note (D)	2.750	02-15-28		9,090,900	9,867,888
Note	2.875	05-15-28		2,283,200	2,504,474

Note	3.125	11-15-28		5,268,300	5,908,110
Corporate bonds 11.0%					$69,377,163
(Cost $69,623,779)
Australia 0.3%					1,827,285
Westpac Banking Corp.	0.500	05-17-24	EUR	800,000	918,824
Westpac Banking Corp.	0.750	07-22-21	EUR	800,000	908,461
Austria 0.1%					594,174
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	594,174
Belgium 0.0%					362,523
Belfius Bank SA	1.000	06-12-28	EUR	300,000	362,523
Denmark 3.8%					24,023,445
Nykredit Realkredit A/S	1.000	04-01-21	DKK	20,000,000	3,050,350
Nykredit Realkredit A/S	2.000	10-01-50	DKK	27,901,586	4,292,199
Nykredit Realkredit A/S	2.500	10-01-47	DKK	10,570,071	1,640,627
Nykredit Realkredit A/S	3.000	10-01-47	DKK	7,266,450	1,151,451
Realkredit Danmark A/S	1.000	04-01-21	DKK	47,000,000	7,168,312
Realkredit Danmark A/S (A)	1.000	04-01-22	DKK	17,000,000	2,627,765
Realkredit Danmark A/S	1.000	04-01-24	DKK	8,000,000	1,263,734
Realkredit Danmark A/S	1.000	10-01-50	DKK	8,980,056	1,327,142
Realkredit Danmark A/S	2.000	10-01-50	DKK	9,791,428	1,501,865
France 3.8%					23,790,470
AXA Bank Europe SCF	0.375	03-23-23	EUR	700,000	798,460
AXA Bank Europe SCF	0.500	04-18-25	EUR	500,000	578,817
AXA Bank Europe SCF	1.375	04-18-33	EUR	1,100,000	1,401,506
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	678,158
BPCE SFH SA	0.375	02-10-23	EUR	2,100,000	2,397,194
BPCE SFH SA	0.625	05-29-31	EUR	1,100,000	1,286,266
BPCE SFH SA	1.000	06-08-29	EUR	1,000,000	1,214,643
BPCE SFH SA	3.750	09-13-21	EUR	1,600,000	1,922,118
Cie de Financement Foncier SA	0.625	02-10-23	EUR	800,000	920,082
Cie de Financement Foncier SA	0.875	09-11-28	EUR	1,000,000	1,201,710
Cie de Financement Foncier SA	2.000	05-07-24	EUR	2,700,000	3,321,650
Cie de Financement Foncier SA	3.500	11-05-20	EUR	1,500,000	1,737,850
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
France (continued)
Cie de Financement Foncier SA	4.375	04-15-21	EUR	1,600,000	$1,907,681
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	698,680
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,100,000	1,333,854
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,391,801
Germany 1.9%					11,907,799
Berlin Hyp AG	0.000	10-10-22	EUR	1,400,000	1,577,316
DZ HYP AG	0.500	06-16-26	EUR	2,200,000	2,564,979
DZ HYP AG	0.875	04-17-34	EUR	500,000	607,332
Landesbank Hessen-Thueringen Girozentrale	0.000	11-23-20	EUR	1,500,000	1,679,692
Landesbank Hessen-Thueringen Girozentrale	0.000	07-03-24	EUR	1,900,000	2,146,315
Muenchener Hypothekenbank eG	1.375	04-16-21	EUR	1,600,000	1,830,033
Muenchener Hypothekenbank eG	2.500	07-04-28	EUR	1,100,000	1,502,132
Netherlands 0.3%					1,768,310
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	500,000	601,113
de Volksbank NV	0.500	01-30-26	EUR	800,000	928,489
de Volksbank NV	0.750	10-24-31	EUR	100,000	118,704
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	100,000	120,004
New Zealand 0.1%					802,831
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	802,831
Norway 0.7%					4,300,326
DNB Boligkreditt AS	0.375	11-14-23	EUR	1,600,000	1,831,057
Eika Boligkreditt AS	0.500	08-28-25	EUR	600,000	693,881
Eika Boligkreditt AS	0.875	02-01-29	EUR	800,000	956,283
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	700,000	819,105

Total investments (Cost $582,146,094) 95.2%	$599,047,226
Other assets and liabilities, net 4.8%	30,060,196
Total net assets 100.0%	$629,107,422

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 10-31-19:
Common stocks	74.3%
Health care	15.4%
Information technology	14.8%
Communication services	9.1%
Consumer staples	8.5%
Financials	7.2%
Consumer discretionary	6.7%
Industrials	5.9%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

Utilities	3.0%
Real estate	1.5%
Materials	1.2%
Energy	1.0%
Corporate bonds	11.0%
U.S. Government and Agency obligations	9.9%
Other assets and liabilities, net	4.8%
TOTAL	100.0%
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	119	Long	Dec 2019	$15,477,362	$15,509,047	$31,685
ASX SPI 200 Index Futures	65	Short	Dec 2019	(7,414,408)	(7,412,332)	2,076
Canada 10-Year Bond Futures	224	Short	Dec 2019	(24,237,875)	(24,160,231)	77,644
EURO STOXX 50 Futures	606	Short	Dec 2019	(23,685,081)	(24,365,171)	(680,090)
Euro-BOBL Futures	407	Short	Dec 2019	(61,883,944)	(61,125,806)	758,138
Euro-Bund Futures	112	Short	Dec 2019	(21,541,362)	(21,471,393)	69,969
FTSE 100 Index Futures	139	Short	Dec 2019	(13,027,005)	(13,040,422)	(13,417)
Mini MSCI Emerging Markets Index Futures	479	Short	Dec 2019	(24,663,626)	(24,946,320)	(282,694)
Nikkei 225 E-Mini Futures	665	Short	Dec 2019	(13,269,516)	(13,984,767)	(715,251)
S&P 500 E-Mini Futures	731	Short	Dec 2019	(109,106,706)	(110,965,800)	(1,859,094)
						$(2,611,034)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	881,000	CAD	790,142	BOA	12/13/2019	$7,967	—
AUD	615,016	EUR	377,000	BNP	12/13/2019	2,804	—
AUD	2,557,902	EUR	1,567,000	BOA	12/13/2019	12,751	—
AUD	1,779,000	JPY	129,601,843	BNP	12/13/2019	24,505	—
AUD	4,386,000	SEK	28,699,436	BOA	12/13/2019	47,597	—
AUD	4,941,000	SEK	32,644,268	GSI	12/13/2019	21,104	—
AUD	540,402	USD	365,478	BNP	12/3/2019	7,346	—
AUD	606,850	USD	414,163	BOA	12/3/2019	4,505	—
AUD	897,541	USD	609,403	JPM	12/3/2019	9,813	—
AUD	4,875,000	USD	3,294,627	BOA	12/13/2019	69,570	—
CAD	581,633	AUD	638,000	BOA	12/13/2019	1,391	—
CAD	852,000	CHF	639,284	BOA	12/13/2019	—	$(3,067)
CAD	2,387,421	EUR	1,628,000	JPM	12/13/2019	—	(7,738)
CAD	546,112	GBP	328,000	BOA	12/13/2019	—	(10,741)
CAD	1,975,482	GBP	1,196,000	JPM	12/13/2019	—	(51,187)
CAD	1,104,000	NZD	1,313,237	GSI	12/13/2019	—	(4,266)
CAD	923,000	SEK	6,784,683	BNP	12/13/2019	—	(3,393)
CAD	4,659,000	SEK	34,088,398	BOA	12/13/2019	—	(679)
CAD	4,472,000	SEK	32,651,297	JPM	12/13/2019	6,498	—
CAD	1,881,122	USD	1,424,776	BOA	12/3/2019	3,528	—
CAD	2,846,000	USD	2,179,264	GSI	12/3/2019	—	(18,345)
CAD	2,192,549	USD	1,654,644	JPM	12/3/2019	10,121	—
CAD	12,484,621	USD	9,565,000	BOA	12/13/2019	—	(84,653)
CHF	472,000	USD	480,062	BNP	12/3/2019	—	(588)
CHF	223,646	USD	225,574	BOA	12/3/2019	1,614	—
CHF	117,354	USD	119,671	JPM	12/3/2019	—	(458)
CHF	33,984,855	USD	34,488,035	BOA	12/13/2019	68,836	—
DKK	129,613,377	USD	19,159,046	BNP	12/3/2019	230,105	—
DKK	528,000	USD	78,307	BOA	12/3/2019	678	—
DKK	30,544,126	USD	4,503,182	JPM	12/3/2019	65,981	—
EUR	800,000	JPY	96,565,264	GSI	12/13/2019	—	(1,800)
EUR	1,664,000	JPY	195,136,198	JPM	12/13/2019	49,354	—
EUR	24,792,620	USD	27,503,494	BNP	11/4/2019	147,707	—
EUR	1,592,000	USD	1,752,119	JPM	11/4/2019	23,438	—
EUR	9,513,922	USD	10,485,363	BNP	12/3/2019	145,340	—
EUR	8,350,528	USD	9,271,686	BOA	12/3/2019	59,059	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,989	USD	4,442	GSI	12/3/2019	$15	—
EUR	4,447,300	USD	4,948,304	JPM	12/3/2019	21,037	—
EUR	619,000	USD	692,093	BNP	12/13/2019	159	—
EUR	24,844,631	USD	27,592,866	BOA	12/13/2019	191,840	—
EUR	7,951,736	USD	8,730,000	JPM	12/13/2019	162,732	—
EUR	2,094,678	USD	2,331,635	BNP	1/17/2020	17,204	—
EUR	2,529,000	USD	2,806,854	BOA	1/17/2020	29,007	—
EUR	1,165,000	USD	1,294,901	JPM	1/17/2020	11,456	—
EUR	22,529,620	USD	25,324,622	BOA	2/4/2020	—	$(34,119)
GBP	1,374,000	CAD	2,243,287	BNP	12/13/2019	78,704	—
GBP	749,000	CAD	1,257,573	JPM	12/13/2019	16,550	—
GBP	497,535	EUR	561,000	BOA	12/13/2019	17,948	—
GBP	876,306	EUR	1,011,000	GSI	12/13/2019	5,988	—
GBP	331,000	NOK	3,903,671	GSI	12/13/2019	4,733	—
GBP	310,496	USD	387,647	BNP	12/3/2019	14,918	—
GBP	942,242	USD	1,176,618	BOA	12/3/2019	45,019	—
GBP	1,877,719	USD	2,413,280	GSI	12/3/2019	21,224	—
GBP	1,580,726	USD	1,943,242	JPM	12/3/2019	106,205	—
GBP	12,637,000	USD	15,972,548	BOA	12/13/2019	418,498	—
GBP	6,910,583	USD	8,616,000	JPM	12/13/2019	347,494	—
HKD	3,888,432	USD	496,350	BNP	12/3/2019	—	(206)
HKD	2,202,000	USD	280,900	GSI	12/3/2019	64	—
HKD	1,446,410	USD	184,420	JPM	12/3/2019	135	—
JPY	472,278,167	AUD	6,463,000	BNP	12/13/2019	—	(75,635)
JPY	142,421,578	EUR	1,173,000	GSI	12/13/2019	10,370	—
JPY	120,219,601	GBP	855,000	BNP	12/13/2019	7,074	—
JPY	267,231,567	GBP	1,995,000	JPM	12/13/2019	—	(106,787)
JPY	124,386,000	USD	1,146,383	BNP	12/3/2019	7,357	—
JPY	285,753,983	USD	2,642,477	BOA	12/3/2019	8,028	—
JPY	2,744,000	USD	25,254	GSI	12/3/2019	198	—
JPY	358,537,620	USD	3,377,041	JPM	12/3/2019	—	(51,433)
JPY	6,479,651,685	USD	60,531,441	BNP	12/13/2019	—	(377,135)
JPY	6,257,483,304	USD	58,421,195	JPM	12/13/2019	—	(329,404)
NOK	5,373,635	EUR	534,000	BOA	12/13/2019	—	(12,710)
NOK	10,945,445	EUR	1,070,000	GSI	12/13/2019	—	(6,101)
NOK	4,462,924	GBP	389,000	BOA	12/13/2019	—	(19,133)
NOK	30,466,972	GBP	2,588,000	BNP	12/13/2019	—	(42,961)
NOK	4,818,000	SEK	5,169,714	BOA	12/13/2019	—	(12,595)
NZD	2,243,795	EUR	1,290,000	BOA	12/13/2019	—	(2,988)
NZD	4,216,509	GBP	2,083,000	BOA	12/13/2019	3,613	—
NZD	2,507,000	JPY	168,255,324	BNP	12/13/2019	46,536	—
NZD	4,097,000	JPY	275,529,764	JPM	12/13/2019	70,825	—
NZD	962,000	NOK	5,626,103	BNP	12/13/2019	5,297	—
NZD	7,561,000	SEK	46,721,931	GSI	12/13/2019	1,333	—
SEK	65,088,996	CAD	8,781,000	BOA	12/13/2019	88,607	—
SEK	7,706,055	CHF	785,000	BNP	12/13/2019	1,715	—
SEK	9,303,487	EUR	862,000	BOA	12/13/2019	1,741	—
SEK	44,284,057	GBP	3,593,000	BNP	12/13/2019	—	(63,457)
SEK	5,071,721	NZD	828,000	BOA	12/13/2019	—	(4,793)
SEK	289,000	USD	29,914	BNP	12/3/2019	63	—
SEK	12,040,509	USD	1,223,465	BOA	12/3/2019	25,458	—
SEK	960,000	USD	99,576	GSI	12/3/2019	2	—
SEK	4,585,281	USD	469,888	JPM	12/3/2019	5,728	—
SEK	328,442,803	USD	34,141,959	JPM	12/13/2019	—	(47,945)
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	48,000	USD	34,917	BNP	12/3/2019	$376	—
USD	237,450	AUD	350,887	BNP	12/3/2019	—	$(4,628)
USD	800,247	AUD	1,175,202	BOA	12/3/2019	—	(10,528)
USD	2,916,329	AUD	4,309,386	JPM	12/3/2019	—	(56,728)
USD	29,138,023	AUD	42,336,443	JPM	12/13/2019	—	(78,005)
USD	25,508,011	CAD	33,877,000	BNP	12/3/2019	—	(214,212)
USD	774,886	CAD	1,017,000	BOA	12/3/2019	2,695	—
USD	1,485,987	CAD	1,971,700	JPM	12/3/2019	—	(11,091)
USD	36,992,547	CAD	48,599,218	BOA	12/13/2019	88,148	—
USD	217,859	CHF	216,000	BNP	12/3/2019	—	(1,561)
USD	414,300	CHF	410,854	BOA	12/3/2019	—	(3,060)
USD	7,714,812	CHF	7,515,000	JPM	12/3/2019	80,812	—
USD	17,092,000	CHF	16,817,849	JPM	12/13/2019	—	(8,918)
USD	49,831,072	DKK	332,855,000	BNP	12/3/2019	38,559	—
USD	158,153	DKK	1,065,000	BOA	12/3/2019	—	(1,163)
USD	44,198	DKK	296,000	GSI	12/3/2019	—	(82)
USD	384,906	DKK	2,611,000	JPM	12/3/2019	—	(5,679)
USD	818,768	EUR	738,000	BNP	11/4/2019	—	(4,324)
USD	3,441,563	EUR	3,117,000	BOA	11/4/2019	—	(34,826)
USD	3,791,417	EUR	3,431,486	BNP	12/3/2019	—	(42,871)
USD	4,135,617	EUR	3,729,371	BOA	12/3/2019	—	(31,522)
USD	105,496	EUR	94,729	GSI	12/3/2019	—	(353)
USD	106,678,709	EUR	95,627,048	JPM	12/3/2019	—	(173,415)
USD	125,600,301	EUR	113,276,843	BOA	12/13/2019	—	(1,081,546)
USD	69,201,146	EUR	61,800,245	JPM	1/17/2020	—	(97,755)
USD	1,800,996	GBP	1,444,469	BOA	12/3/2019	—	(71,790)
USD	48,945	GBP	37,965	GSI	12/3/2019	—	(278)
USD	24,509,904	GBP	19,970,925	JPM	12/3/2019	—	(1,382,850)
USD	15,159,937	GBP	12,026,218	BOA	12/13/2019	—	(438,882)
USD	3,259,672	GBP	2,508,000	GSI	12/13/2019	6,626	—
USD	1,746,863	GBP	1,400,000	JPM	12/13/2019	—	(69,032)
USD	4,443,555	HKD	34,849,934	BNP	12/3/2019	—	(3,120)
USD	39,627	HKD	310,000	BOA	12/3/2019	72	—
USD	85,107	HKD	667,000	GSI	12/3/2019	1	—
USD	113,790	HKD	891,906	JPM	12/3/2019	—	(13)
USD	91,319	JPY	9,902,000	BNP	12/3/2019	—	(527)
USD	2,725,644	JPY	293,863,000	BOA	12/3/2019	—	(76)
USD	44,746	JPY	4,862,000	GSI	12/3/2019	—	(351)
USD	33,692,073	JPY	3,550,447,275	JPM	12/3/2019	759,978	—
USD	533,000	JPY	57,507,204	BNP	12/13/2019	—	(872)
USD	418,000	JPY	45,173,051	GSI	12/13/2019	—	(1,367)
USD	2,142,000	JPY	227,991,541	JPM	12/13/2019	25,424	—
USD	6,439,787	NOK	57,678,026	JPM	12/13/2019	166,229	—
USD	1,068,988	NZD	1,688,000	BOA	12/13/2019	—	(14,070)
USD	19,554,920	NZD	30,393,484	JPM	12/13/2019	53,790	—
USD	22,275	SEK	218,000	BOA	12/3/2019	—	(338)
USD	13,292	SEK	130,000	BNP	12/3/2019	—	(193)
USD	36,942	SEK	355,000	GSI	12/3/2019	119	—
USD	2,455,873	SEK	23,734,897	JPM	12/3/2019	—	(6,071)
USD	17,075,099	SEK	164,261,034	JPM	12/13/2019	23,979	—
USD	41,739	SGD	58,000	BNP	12/3/2019	—	(906)
USD	1,658,371	SGD	2,300,000	JPM	12/3/2019	—	(32,727)
USD	2,002	ZAR	30,000	BOA	12/3/2019	24	—
USD	35,405	ZAR	549,000	JPM	12/3/2019	—	(786)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	17,000	USD	1,146	BNP	12/3/2019	—	$(26)
ZAR	32,792	USD	2,197	BOA	12/3/2019	—	(35)
ZAR	14,000	USD	943	JPM	12/3/2019	—	(20)
						$4,063,319	$(5,260,914)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$1,975,056	—	$1,975,056	—
Brazil	1,341,175	$1,341,175	—	—
Canada	22,136,733	22,136,733	—	—
China	18,874,550	—	18,621,176	$253,374
Denmark	2,136,036	—	2,136,036	—
France	20,637,725	—	20,637,725	—
Germany	13,747,614	—	13,747,614	—
Hong Kong	8,961,295	—	8,961,295	—
India	2,090,934	932,589	1,158,345	—
Indonesia	2,366,815	—	2,366,815	—
Ireland	12,935,093	12,701,008	234,085	—
Israel	8,629,828	8,629,828	—	—
Italy	2,389,853	—	2,389,853	—
Japan	26,662,562	—	26,662,562	—
Malaysia	1,595,600	—	1,595,600	—
|	15

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Mexico	$867,182	$867,182	—	—
Netherlands	200,572	—	$200,572	—
Peru	3,133,332	3,133,332	—	—
Philippines	223,910	—	223,910	—
Singapore	1,335,845	—	1,335,845	—
South Africa	4,530,694	—	4,530,694	—
South Korea	13,545,294	651,900	12,893,394	—
Spain	2,120,326	—	2,120,326	—
Sweden	671,738	—	671,738	—
Switzerland	10,246,728	3,505,812	6,740,916	—
Taiwan	4,762,096	—	4,762,096	—
Thailand	1,346,888	—	1,346,888	—
Turkey	3,122,105	—	3,122,105	—
United Arab Emirates	262,254	—	262,254	—
United Kingdom	20,599,006	—	20,599,006	—
United States	254,215,197	254,215,197	—	—
U.S. Government and Agency obligations	62,006,027	—	62,006,027	—
Corporate bonds	69,377,163	—	69,377,163	—
Total investments in securities	$599,047,226	$308,114,756	$290,679,096	$253,374
Derivatives:
Assets
Futures	$939,512	$939,512	—	—
Forward foreign currency contracts	4,063,319	—	$4,063,319	—
Liabilities
Futures	(3,550,546)	(3,550,546)	—	—
Forward foreign currency contracts	(5,260,914)	—	(5,260,914)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
16	|